MD&A - Risk management and control - Market Risk (Tables)	12 Months Ended
Dec. 31, 2025
MDA Risk Management And Control Market Risk Tables [Line Items]
Disclosure of detailed information about management value-at-risk
Management value-at-risk (1-day, 98% confidence level, 2 years of historical data) of certain legacy Credit Suisse components of the business divisions and Group Items, by general market risk type
1,2
For the year ended 31.12.25
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 0 0 0 0
Max. 2 3 4 3 0
Average 1 1 1 1 0
31.12.25 1 0 0 0 0
Total management VaR 1 6 3 1 Average (per business division and risk type)
Global Wealth Management 0 1 1 0 1 0 0 0 0
Personal & Corporate Banking 0 1 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 2 1 1 1 0 0 0 0
Non-core and Legacy 0 5 2 0 0 1 1 0 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(1) (1) 0 0 0 0 0
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 1 2 4 0 0
Max. 13 12 14 5 1
Average 5 6 9 1 0
31.12.24 1 2 4 1 0
Total management VaR 5 21 12 5 Average (per business division and risk type)
Global Wealth Management 1 3 2 1 1 0 1 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 11 3 1 2 1 1 0 0
Non-core and Legacy 4 16 10 4 4 4 9 1 0
Group Items 0 0 0 0 0 0 0 0 0
Diversification effect
3,4
(3) (1) (2) 1 (2) 0 0
1 The legacy Credit Suisse
components not included in
the UBS Group management
VaR reflect the portfolio managed
on legacy Credit Suisse
infrastructure based on legacy Credit
Suisse management VaR methodology
until full
migration of
these positions
to UBS
infrastructure or
the liquidation
of the
positions. This
process is
ongoing, and
the management
VaR of
the legacy
Credit Suisse
components is
expected to
continue
decreasing over time.
2 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.
The minima and maxima for each level may occur on different days, and, likewise, the VaR
for each business line or risk
type, being driven by
the extreme loss tail of the
corresponding distribution of simulated profits
and losses for that business
line or risk type, may
well be driven by different days
in the
historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total.
3 The difference between the sum of the standalone VaR
for the business divisions and Group Items and the
total VaR.
4 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.
Management value-at-risk (1-day, 95% confidence level, 5 years of historical data) of the business divisions and Group
Items excluding certain legacy Credit Suisse components, by general market risk type
1,2
For the year ended 31.12.25
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 8 6 1 0
Max. 9 21 14 9 8
Average 3 15 9 5 2
31.12.25 1 13 8 9 1
Total management VaR 2 19 10 9 Average (per business division and risk type)
Global Wealth Management 1 3 2 2 0 2 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 1 17 9 8 3 14 8 5 2
Non-core and Legacy 1 3 1 2 0 1 0 0 0
Group Items 3 6 4 4 1 3 2 1 0
Diversification effect
3,4
(6) (7) (1) (4) (4) (1) 0
For the year ended 31.12.24
USD m Equity
Interest
rates
Credit
spreads
Foreign
exchange Commodities
Min. 0 11 6 1 2
Max. 12 24 16 9 14
Average 4 16 9 4 4
31.12.24 1 20 10 3 4
Total management VaR 5 23 12 11 Average (per business division and risk type)
Global Wealth Management 1 2 2 1 0 1 2 0 0
Personal & Corporate Banking 0 0 0 0 0 0 0 0 0
Asset Management 0 0 0 0 0 0 0 0 0
Investment Bank 3 23 11 10 4 15 8 3 4
Non-core and Legacy 1 3 1 1 0 1 1 0 0
Group Items 4 12 5 6 1 4 3 1 0
Diversification effect
3,4
(6) (8) (1) (5) (4) (1) 0
1 The legacy Credit Suisse
components not included in
the UBS Group management
VaR reflect the portfolio managed
on legacy Credit Suisse
infrastructure based on legacy Credit
Suisse management VaR methodology
until full
migration of
these positions
to UBS
infrastructure or
the liquidation
of the
positions. This
process is
ongoing, and
the management
VaR of
the legacy
Credit Suisse
components is
expected to
continue
decreasing over time.
2 Statistics at individual levels may not be summed to deduce the corresponding aggregate figures.
The minima and maxima for each level may occur on different days, and, likewise, the VaR
for each business line or risk
type, being driven by
the extreme loss tail of the
corresponding distribution of simulated profits
and losses for that business
line or risk type, may
well be driven by different days
in the
historical time series, rendering invalid the simple summation of figures to arrive at the aggregate total.
3 The difference between the sum of the standalone VaR
for the business divisions and Group Items and the
total VaR.
4 As the minima and maxima for different business divisions and Group Items occur on different days, it is not meaningful to calculate a portfolio diversification effect.

Disclosure of interest rate sensitivity - banking book
Interest rate risk – banking book
31.12.25
USD m
Effect on EVE
1
– FINMA
Effect on EVE
1
– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 capital
instruments Total
+1 bp (12.5) (1.7) (0.2) (28.5) (1.0) (43.9) 8.0 (35.9)
Parallel up
2
(1,770.1) (315.7) (50.4) (5,698.0) (239.3) (8,073.4) 1,492.1 (6,581.3)
Parallel down
2
1,971.6 355.5 46.5 5,622.8 264.8 8,261.3 (1,751.2) 6,510.1
Steepener
3
(889.8) (20.6) (10.4) (1,371.3) 6.8 (2,285.2) 336.0 (1,949.2)
Flattener
4
552.3 (31.4) 1.7 61.1 (58.9) 524.8 2.7 527.5
Short-term up
5
(169.8) (126.5) (14.6) (2,226.1) (145.6) (2,682.7) 644.8 (2,037.8)
Short-term down
6
167.9 127.7 9.2 2,308.9 144.6 2,758.2 (671.8) 2,086.5
31.12.24
USD m
Effect on EVE
1
– FINMA
Effect on EVE
1
– BCBS
Scenarios CHF EUR GBP USD Other Total
Additional tier 1 capital
instruments Total
+1 bp (10.5) (1.4) (0.3) (24.6) (0.5) (37.3) 5.5 (31.7)
Parallel up
2
(1,509.7) (263.7) (65.5) (4,758.9) (95.6) (6,693.4) 1,000.4 (5,693.0)
Parallel down
2
1,643.9 295.9 76.2 5,068.6 101.1 7,185.8 (1,173.0) 6,012.8
Steepener
3
(749.1) (10.4) (12.7) (1,255.4) (9.7) (2,037.3) 168.0 (1,869.3)
Flattener
4
464.0 (33.3) (0.2) 161.0 (10.5) 581.0 61.0 642.1
Short-term up
5
(149.4) (112.2) (22.8) (1,820.7) (46.1) (2,151.1) 484.4 (1,666.7)
Short-term down
6
132.6 112.2 23.3 1,931.8 46.6 2,246.5 (504.4) 1,742.2
1 Economic value
of equity.
2 Rates across
all tenors move
by ±150 bps
for Swiss franc,
±200 bps for
euro and US
dollar,
and ±250 bps
for pound sterling.
3 Short-term rates
decrease and long-term
rates
increase.
4 Short-term rates increase and long-term rates decrease.
5 Short-term rates increase more than long-term rates.
6 Short-term rates decrease more than long-term rates.